Loan payable	12 Months Ended
Dec. 31, 2022
Loan payable [Abstract]
Loan payable

Note 11 — Loan payable

	December 31, 2022	December 31, 2021
	EUR	EUR
Unsecured – at amortized cost:
Small and medium enterprises guarantee fund interest rate: 0.75% per annum (2021: interest rate: 0.75% per annum)	21,916	25,000

Analyzed between:
Current portion
Within 1 year	6,203	3,084

Non-current portion
Within 2 to 5 years	15,713	21,916
	21,916	25,000

The loan was drawn on June 25, 2020 from an independent third party. The monthly interest rate is 0.0625% and the annualized interest rate is 0.75% per annum. The loan term is 6 years and repayment of principal begins 2 years from the loan drawdown date.